SEGMENTED INFORMATION (Details 2) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Exploration And Evaluation Assets - Mexico	$ 16,129	$ 52,890
Exploration And Evaluation Assets - Canada	0	0
Total Exploration And Evaluation Assets	$ 16,129	$ 52,890